Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,891,131	$ 290,661	¥ 404,678	$ 62,198	¥ 92,495	¥ 77,290
Restricted cash	2,392,573	367,732	802,887
Short-term investments	1,958,910	301,079	260,000
Quality assurance fund receivable	1,152,769	177,177	286,812		115,484	543
Property, equipment and software, net	108,248	16,637	37,629
Financial guarantee derivative assets			167,291
Investment in equity investees	8,857	1,361	2,428
Accounts receivable	17,773	2,732	14,195
Deferred tax assets	128,361	19,729	31,718
Loan extended to related party			11,010
Prepaid expenses and other assets	145,699	22,395	100,418
Total assets	8,603,663	1,322,360	2,147,291
Payable to platform customers	1,113,966	171,213	421,659
Quality assurance fund payable	2,062,844	317,053	473,704		125,651	2,630
Deferred revenue	265,094	40,744	162,896
Payroll and welfare payable	156,831	24,105	84,534
Taxes payable	257,143	39,522	85,209
Provision for payment to investor reserve fund investor	107,660	16,547
Financial gurantee derivative liabilities	215,770	33,163
Due to related parties	11,972	1,840	15,634
Accrued expenses and other liabilities	211,614	32,524	101,349
Total liabilities	4,921,475	$ 756,416	1,375,069
Beijing Paipairongxin and Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents	377,470		362,120		¥ 83,163	¥ 60,912
Restricted cash	2,347,799		802,887
Short-term investments	1,623,656		260,000
Quality assurance fund receivable	1,152,769		286,812
Property, equipment and software, net	83,802		37,412
Investment in consolidated trusts	234,322
Financial guarantee derivative assets			167,290
Investment in equity investees	55,846		1,200
Accounts receivable	3,287		14,195
Deferred tax assets	127,542		31,718
Loan extended to related party			11,010
Prepaid expenses and other assets	141,321		87,870
Total assets	6,147,814		2,062,514
Payable to platform customers	1,113,966		421,659
Quality assurance fund payable	2,062,844		473,704
Deferred revenue	256,240		162,896
Payroll and welfare payable	130,533		81,303
Taxes payable	140,064		85,195
Provision for payment to investor reserve fund investor	107,660
Financial gurantee derivative liabilities	215,770
Due to related parties	700,137		359,978
Accrued expenses and other liabilities	194,780		92,314
Total liabilities	¥ 4,921,994		¥ 1,677,049